Other Borrowings (Details) - USD ($)	1 Months Ended
	Jan. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Other Borrowings [Line Items]
Principal amounts	$ 220,000
Loan bears interest	6.00%
Other borrowings		$ 5,000
Independent Parties [Member]
Other Borrowings [Line Items]
Principal amounts	$ 200,000